Note 4 - Cash, Cash Equivalents and Restricted Cash (Details Textual) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Restricted Cash and Cash Equivalents Withdrawal Amount	$ 1.5
Boardman Tennis Center [Member]
Payments to Acquire Businesses, Gross	$ 1.3